PROPERTY, PLANT AND MINE DEVELOPMENT (Tables)	3 Months Ended
Mar. 31, 2014
PROPERTY, PLANT AND MINE DEVELOPMENT
Schedule of property, plant and mine development

	As at March 31, 2014			As at December 31, 2013
	Cost	Accumulated Amortization	Net Book Value	Cost	Accumulated Amortization	Net Book Value
Mining properties	$1,371,625	$103,268	$1,268,357	$1,361,867	$89,700	$1,272,167
Plant and equipment	2,486,339	718,617	1,767,722	2,286,887	662,394	1,624,493
Mine development costs	1,070,207	249,645	820,562	1,038,564	239,898	798,666
Construction in Progress:
Meliadine project	200,986	—	200,986	192,413	—	192,413
La India mine(i)	—	—	—	161,378	—	161,378

	$5,129,157	$1,071,530	$4,057,627	$5,041,109	$991,992	$4,049,117

  Note:

  (i)
  Upon achieving commercial production at the La India mine in February 2014, related costs accumulated in construction in progress were reclassified to mine development costs within property, plant and mine development.